OTHER CURRENT LIABILITIES - Reconciliation of other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued expenses	$ (11,545)	$ (10,838)
Deferred charter revenue	(24,967)	(37,124)
EUA obligations under the EU ETS	(7,761)	(1,397)
Other current liabilities	(39)	(50)
Provisions	(100)	(134)
Total other current liabilities	$ (44,412)	$ (49,544)